Expense Example	Dec. 31, 2025 USD ($)
Column Small Cap Select Fund | Column Small Cap Select Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,128
Column Small Cap Fund | Column Small Cap Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	512
Expense Example, with Redemption, 10 Years	1,180
Column Mid Cap Select Fund | Column Mid Cap Select Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	986
Column Mid Cap Fund | Column Mid Cap Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 1,016